Fair Value of Financial Instruments - Fair Value (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015
Financial assets carried at fair value
Rabbi trust assets	$ 28,485	$ 27,131	$ 26,013
Forward foreign exchange contracts, net	9,446	23,267	27,131
Total	37,931	50,398	53,144
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	10,843	5,533	7,809
Level 1 Inputs [Member]
Financial assets carried at fair value
Rabbi trust assets	28,485	27,131	26,013
Forward foreign exchange contracts, net	0	0	0
Total	28,485	27,131	26,013
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	0	0	0
Level 2 Inputs [Member]
Financial assets carried at fair value
Rabbi trust assets	0	0	0
Forward foreign exchange contracts, net	9,446	23,267	27,131
Total	9,446	23,267	27,131
Financial liabilities carried at fair value
Forward foreign exchange contracts, net	$ 10,843	$ 5,533	$ 7,809